UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/00

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1401 I Street, NW
		Suite 505
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC			February 1, 2000
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:













































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	39

Form 13F Information Table Value Total: 	$114260
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE




























FORM 13F INFORMATION TABLE
			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
AT&T CORP.	COM	001957109	870	15450	SH		SOLE		0	0	15450
ALCOA INC.	COM	013817101	3271	46565	SH		SOLE		5300	0	41265
AMERICAN POWER CONVERSION	COM	029066107	4929	114979	SH		SOLE		11000	0	103979
BJ'S WHOLESALE CLUB	COM	05548J106	3629	94569	SH		SOLE		10000	0	84569
BOEING CO.	COM	097023105	291	7700	SH		SOLE		0	0	7700
CHASE MANHATTAN CORP.	COM	16161A108	3277	37589	SH		SOLE		4000	0	33589
CHUBB CORP.	COM	171232101	3337	49395	SH		SOLE		6200	0	43195
CISCO SYSTEMS, INC.	COM	17275R102	7482	96780	SH		SOLE		6600	0	90180
CITIGROUP INC.	COM	172967101	805	13450	SH		SOLE		0	0	13450
COASTAL CORP.	COM	190441105	3930	85435	SH		SOLE		9300	0	76135
COSTCO WHOLESALE CORP.	COM	22160K105	670	12760	SH		SOLE		0	0	12760
DANAHER CORP.	COM	235851102	3734	73230	SH		SOLE		8000	0	65230
DELL COMPUTER CORP.	COM	247025109	5640	104574	SH		SOLE		10700	0	93874
ELI LILLY & CO.	COM	532457108	3096	49445	SH		SOLE		5300	0	44145
FLEET BOSTON FINANCIAL CORP.	COM	339030108	2926	80185	SH		SOLE		8195	0	71990
FORD MOTOR COMPANY	COM	345370100	3116	67839	SH		SOLE		6900	0	60939
GENERAL ELECTRIC COMPANY	COM	369604103	5069	32575	SH		SOLE		3600	0	28975
GENERAL MOTORS CORP.	COM	370442105	248	3000	SH		SOLE		0	0	3000
HEWLETT-PACKARD CO.	COM	428236103	298	2250	SH		SOLE		0	0	2250
HOMESTORE.COM	COM	437852106	304	6250	SH		SOLE		0	0	6250
IBM INC.	COM	459200101	342	2900	SH		SOLE		0	0	2900
JOHNSON & JOHNSON	COM	478160104	3205	45632	SH		SOLE		5200	0	40432
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	4217	43482	SH		SOLE		4800	0	38682
LUCENT TECHNOLOGIES INC.	COM	549463107	3625	59192	SH		SOLE		6300	0	52892
MCI WORLDCOM INC.	COM	55268B106	2893	63855	SH		SOLE		7000	0	56855
MERCK & CO., INC.	COM	589331107	3069	49416	SH		SOLE		5500	0	43916
MOTOROLA INC.	COM	620076109	343	2350	SH		SOLE		0	0	2350
NORSK HYDRO A/S SPONS ADR	COM	656531605	2829	74350	SH		SOLE		8500	0	65850
OMNICOM GROUP	COM	681919106	3292	35172	SH		SOLE		3200	0	31972
QUALCOMM INC.	COM	747525103	3637	24363	SH		SOLE		2700	0	21663
SAFEWAY INC.	COM	786514208	3644	80538	SH		SOLE		8800	0	71738
STAPLES, INC.	COM	855030102	2532	126602	SH		SOLE		13400	0	113202
SUN MICROSYSTEMS, INC.	COM	866810104	6392	68221	SH		SOLE		5000	0	63221
TJX COMPANIES INC.	COM	872540109	3981	179450	SH		SOLE		20000	0	159450
TYCO INTERNATIONAL LTD.	COM	902124106	3849	76795	SH		SOLE		8200	0	68595
UNISYS CORP.	COM	909214108	3022	117645	SH		SOLE		10500	0	107145
WARNER-LAMBERT CO.	COM	934488107	297	3050	SH		SOLE		0	0	3050
YAHOO! INC.	COM	984332106	4008	23388	SH		SOLE		2100	0	21288
YOUNG & RUBICAM INC.	COM	987425105	2161	45995	SH		SOLE		4600	0	41395